Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share based Compensation
Summary of the group's share-based compensation cost	The table below presents a summary of the Group’s share-based compensation cost (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	794,855	833,389	758,413
Selling and marketing expenses	102,300	118,611	120,171
General and administrative expenses	929,013	1,105,547	1,214,995
Research and development expenses	837,321	983,945	1,080,581
	2,663,489	3,041,492	3,174,160

Restricted share units
Share based Compensation
Summary of the company's RSUs award activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2020, 2021 and 2022:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2020	14,075	49.00
Granted	6,269	68.35
Vested	(5,832)	48.02
Forfeited	(416)	54.47
Outstanding at December 31, 2020	14,096	57.85

Outstanding at January 1, 2021	14,096	57.85
Granted	4,579	110.19
Vested	(5,067)	58.02
Forfeited	(612)	75.29
Outstanding at December 31, 2021	12,996	75.40

Outstanding at January 1, 2022	12,996	75.40
Granted	5,335	93.98
Vested	(4,630)	75.01
Forfeited	(696)	84.55
Outstanding at December 31, 2022	13,005	82.67